SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS

On February 2, 2022, the Company announced the sale of Nordic Mistral. The vessel was delivered to its new owners on February 18, 2022.

On February 9, 2022, the Company announced that the two newbuildings that are expected to be delivered to the Company in May and June 2022 will be chartered out on two six-year timecharter agreements. The timecharter contracts will commence upon delivery of the two vessels.

On February 25, 2022, the Company declared a cash dividend of $0.01 per share in respect of the results for the fourth quarter of 2021. The dividend of $2.0 million was paid on March 30, 2022.

On March 4, 2022, the Company announced the sale of Nordic Grace. The vessel was delivered to its new owners on March 23, 2022.

On April 12, 2022, the Company sold and delivered the Nordic Passat to its new owners. The three vessels sold in 2022 have generated $46.4 million in gross proceeds and $43.8 million of the proceeds were used to repay outstanding debt.

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